Asset Retirement Obligations and Accrued Environmental Costs - Summary of Sensitivity of Asset Retirement Obligations and Accrued Environmental Costs to Changes in Discount Rate on Recorded Liability (Parenthetical) (Detail) - Undiscounted Cash Flow [member] - Potash [member]
12 Months Ended
Dec. 31, 2018
Bottom of range [member]
Disclosure of asset retirement obligations and accrued environmental costs [line items]
Final decommissioning period	90 years
Top of range [member]
Disclosure of asset retirement obligations and accrued environmental costs [line items]
Final decommissioning period	375 years